Advances for Vessel Acquisition (Tables)	12 Months Ended
Dec. 31, 2015
Advances For Vessel Acquisition [Abstract]
Schedule of Account in Accompanying Consolidated Balance Sheets

The movement of the account in the accompanying consolidated balance sheets as at December 31, 2014 and 2015 is as follows:

	2013	2014	2015
Beginning balance	15,571	6,805	13,728
Pre-delivery installments and other vessel equipment	28,580	6,440	18,743
Supervision fees - related parties (Note 3)	181	255	10
Capitalised interest (Note 13)	306	228	13
Purchase commission – related parties (Note 3)	322	—	—
Transferred to vessel cost (Note 6)	(38,155)	—	(32,494)
Total	6,805	13,728	—